RIGHT-OF-USE ASSETS AND LEASE LIABILITY - Disclosure of continuity of the cost and accumulated amortization of right-of-use assets (Details)	12 Months Ended
Nov. 30, 2020 CAD ($)
Right Of Use Assets And Lease Liability [Abstract]
Recognition upon adoption of IFRS 16	$ 152,864
Amortization expense for the year	(38,216)
Right-of-use asset	$ 114,648